Commitments and Contingencies	12 Months Ended
Jun. 30, 2019
Disclosure of contingent liabilities [abstract]
Commitments and Contingencies

23. COMMITMENTS AND CONTINGENCIES

	Consolidated
	2019	2018	2017
Operating lease expenditure commitments	A$	A$	A$
Minimum operating lease payments
- not later than one year	250,068	41,625	227,992
- later than one year but not later than five years	266,560	—	35,676
- later than five years	—	—	—
Total minimum operating lease payments	516,628	41,625	263,668

As at June 30, 2019, the above operating leases related to the following premises that are currently occupied by the Company:

Location	Landlord	Use	Date of expiry of lease	Minimum payments ($)
60-66 Hanover Street Fitzroy, Victoria 3065 Australia	Crude Pty. Ltd.	Office / laboratory	August 31, 2021	487,837
1300 Baxter Street, Suite 157, Charlotte, North Carolina	Mid-Town Partners LLC	Office	Month to month	28,791
			Total	516,628

Apart from the above, there were no other commitments or contingencies as at June 30, 2019.

On July 3, 2018 the lease agreement for the Fitzroy premises in Melbourne was extended for 3 years from September 1, 2018 to August 31, 2021. In addition, Phenogen Sciences Inc. has vacated the Harris Corners Parkway office in Charlotte and entered into a lease agreement effective July 23, 2018 for premises situated at 1300 Baxter Street, Suite 157, Charlotte, North Carolina.